SHARE BASED PAYMENTS (Schedule of Option Activities) (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 13, 2020 USD ($)	May 26, 2021 Share	Nov. 18, 2020 Share	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Weighted average exercise price
Outstanding				$ 2.02	$ 1.48	$ 1.56
Granted during the year				57.56	9.92	1.40
Exercised during the year				1.5	1.40	0
Forfeited during the year				1.88	1.73	1.81
Outstanding				3.03	2.02	1.48
Vested and exercisable at December 31,				$ 2.00	$ 1.52	$ 1.48
Number
Outstanding | Share				1,708,020	1,632,220	1,113,218
Granted during the year	0.6	300,000	400,000	15,000	111,129	524,867
Exercised during the year | Share				(581,240)	(12,473)	0
Forfeited during the year | Share				(7,894)	(22,856)	(5,865)
Outstanding | Share				1,133,886	1,708,020	1,632,220
Vested and exercisable at December 31, | Share				798,262	1,203,456	1,045,076